Consolidated statements of comprehensive income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income	$ 106,465	$ 80,568	$ 93,325
Unrealized gains (losses) on securities available-for-sale:
Unrealized gains (losses) arising from the year	2,224	(9,640)	8,436
Less: reclassification adjustments for net gains included in net income	(2,330)	(1,487)	(5,775)
Net change in unrealized gains (losses) on securities available for sale	(106)	(11,127)	2,661
Unrealized gains (losses) on derivative financial instruments:
Unrealized gains (losses) arising from the year	(1,813)	(2,302)	5,699
Less: reclassification adjustments for net (gains) losses included in net income	1,264	1,985	(5,427)
Net change in unrealized gains (losses) on derivative financial instruments	(549)	(317)	272
Foreign currency translation adjustment, net of hedges:
Current year change	(655)	(330)	(735)
Reclassification adjustments for net losses included in net income	0	24	0
Net change in foreign currency translation adjustment	(655)	(306)	(735)
Other comprehensive income (loss)	(1,310)	(11,750)	2,198
Comprehensive income	105,155	68,818	95,523
Comprehensive income (loss) attributable to the redeemable noncontrolling interest	(475)	(4,090)	109
Comprehensive income attributable to Bladex stockholders	$ 105,630	$ 72,908	$ 95,414